Income Taxes - Schedule of Deferred Tax Assets and Liabilities, Current and Noncurrent (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net deferred tax assets	$ 28.3	$ 33.7
Non-current deferred tax liability	65.8	41.1
Net deferred tax liabilities	$ 65.8	$ 41.1